Business Combinations	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combinations

Note 4 – Business Combinations

Reverse Merger

On April 24, 2025, SRx Canada entered into an arrangement agreement (the “Arrangement Agreement”, or the “Reverse Merger”) with Better Choice Company, Inc. (“Better Choice”), a publicly listed company on the NYSE American, along with 1000994476 Ontario Inc. (“AcquireCo”), an indirect wholly-owned subsidiary of Better Choice, and 1000994085 Ontario Inc. (“CallCo”), a direct wholly-owned subsidiary of Better Choice, both existing under the laws of the Province of Ontario. Pursuant to the Arrangement Agreement, AcquireCo amalgamated with SRx Canada, with SRx Canada continuing as the surviving entity. As part of the reverse merger, Better Choice changed its name to SRx Health Solutions, Inc., and adopted the operations of SRx Canada as its primary business.

As consideration, Better Choice issued 8,898,069 shares of its common stock at $2.09 per share, and AcquireCo issued 19,701,935 exchangeable shares (convertible into Better Choice common stock on a 1:1 basis). Better Choice shareholders prior to the transaction retained 4,277,297 shares. Upon closing, former shareholders of SRx Canada held approximately 88% of the total combined voting power of the Company’s equity, and Better Choice shareholders retained approximately 12%. The transaction has been accounted for as a reverse acquisition under ASC 805, with SRx Canada identified as the accounting acquirer. The condensed consolidated financial statements reflect the historical operations of the accounting acquirer, with the equity structure retroactively adjusted to reflect the legal acquirer’s equity.

The total consideration transferred was less than the fair value of the net assets acquired, resulting in a preliminary bargain purchase gain of $1.69 million, which was recognized in the condensed consolidated statement of operations for the three months ended June 30, 2025.

The Company has not finalized the purchase price allocation pending completion of the valuation of assets acquired and liabilities assumed, including any intangible assets. Accordingly, the amounts recognized for the major classes of assets and liabilities acquired have not yet been determined.

In connection with the closing of the Reverse Merger, the Company issued 1,599,231 shares of common stock for advisory and professional services rendered to facilitate the completion of the close the transaction. These shares were issued in lieu of cash payment and were recorded as acquisition-related costs totaling $3.3 million in the condensed consolidated statement of operations for the period. The fair value of the shares issued was determined based on the closing trading price of the Company’s common stock on the date of issuance. No cash was exchanged in connection with these transactions.

In connection with the Reverse Merger, the Company also completed a private placement on April 24, 2025, issuing 1,280,000 shares of common stock and 2,756,697 pre-funded warrants for aggregate gross proceeds of $8.8 million. The transaction was exempt from registration under Section 4(a)(2) of the Securities Act.

On April 25, 2025, the Company entered into a consulting agreement with Terra Nova Business Holdings Inc., an arm’s length party, under which Terra Nova will provide international logistics and business development services in support of the Company’s Health Solutions segment. The agreement carries a term of 36 months with monthly consulting fees of $0.2 million.

As of June 30, 2025, the Company had recorded $8.6 million in prepaid expenses related to this agreement. Subsequent to June 30, 2025, the full prepaid amount was written off following the filing for creditor protection under the Companies’ Creditors Arrangement Act (“CCAA”) by SRx Health Solutions (Canada) Inc., the Company’s Canadian operating subsidiary. Refer to Note 23 – Subsequent Events for further details.

June 30, 2025
Common stock	$8,939
Total consideration	$8,939

Cash and cash equivalents	$5,940
Accounts receivable, net	5,320
Inventories, net	4,325
Prepaid expenses and other current assets	530
Fixed assets, net	118
Right-of-use assets, operating leases	50
Other LT assets	187
Total assets acquired	$16,470

Accounts payable	$4,858
Accrued liabilities	137
Line of credit, short-term	790
Operating lease liability, short-term	47
Operating lease liability, long-term	6
Total liabilities acquired	$5,838

Net assets acquired	$10,632

Bargain purchase gain	$1,693

The following unaudited pro forma financial information presents the combined results of operations of the Company as if the reverse merger with Better Choice had occurred on October 1, 2023, the beginning of the earliest period presented. The pro forma results include adjustments to reflect the acquisition date fair value of assets acquired and liabilities assumed, transaction costs, and the alignment of accounting policies.

(in thousands)	Three months ended June 30,		Nine months ended June 30,
	2025	2024	2025	2024
Revenue	$13,934	$51,212	$57,886	$139,269
Net loss	$(6,147)	$(458)	$(23,248)	$(25,981)

This supplemental pro forma information is not necessarily indicative of what the Company’s actual results of operations would have been had the acquisition occurred at the beginning of the periods presented, nor does it purport to project future operating results of the combined entity.

Acquisition of pharmacies

The following table summarizes the preliminary fair value of the assets and liabilities acquired in business combinations for the three- and nine-month period ended June 30, 2024 (in thousands):

	Elora Apothecary Ltd.	Trailside Pharmacy Ltd.	0864009 B.C. Ltd.	Vaughan Endoscopy Clinic Inc.	Total - $
Total consideration transferred:
Cash consideration	1,138	541	1,755	-	3,434
Share consideration	109	109	183	-	401
Liabilities assumed	-	-	-	184	184
Total consideration	1,247	650	1,938	184	4,019
Assets
Cash	1	1	-	2	4
Accounts receivable	54	31	24	1	110
Inventories	101	66	62	-	229
Prepaid and other assets	10	15	166	27	218
Property and equipment	5	79	-	27	111
Right-of-use assets	72	591	103	379	1,145
Intangible assets (1)	579	193	830	-	1,602
Liabilities
Trade and other payables	(128)	(74)	(128)	(2)	(332)
Deferred tax liability	(150)	-	(214)	-	(364)
Lease liabilities	(72)	(591)	(103)	(379)	(1,145)
Net assets assumed	472	311	740	55	1,578

Goodwill	775	339	1,198	129	2,441

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

Acquisition of Elora Apothecary Ltd.

On October 6, 2023, the Company acquired the shares of Elora Apothecary Ltd. (“Elora”) as a business combination.

Elora is a retail pharmacy, located in Elora, ON, that provides customers with adequate prescription medications and other health related products and services.

The total purchase price consisted of cash consideration of $1.1 million and 32,962 common shares of the Company with a fair value of $0.1 million.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $0.8 million, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Elora contributed $1.0 million of revenue and less than $0.01 million to income before income taxes during the nine-month period ended June 30, 2024.

Acquisition of Trailside Pharmacy Ltd.

On October 6, 2023, the Company acquired the shares of Trailside Pharmacy Ltd. (“Trailside”) as a business combination.

Trailside is a retail pharmacy located in Fergus, ON, that provides customers with adequate prescription medications and other health related products and services.

The total purchase price consisted of cash consideration of $0.5 million and 32,962 common shares of the Company with a fair value of $0.1 million.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $0.3 million, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Trailside contributed $1.0 million of revenue and $(0.1) million to loss before income taxes during the nine-month period ended June 30, 2024.

The assets of Elora and Trailside were subsequently sold on August 31, 2024 for a total sale price of $1.3 million plus inventory, resulting in a loss of $0.4 million which is included in other expenses on the condensed consolidated statement of operations.

Acquisition of 0864009 B.C. Ltd.

On October 16, 2023 the Company acquired the shares 0864009 B.C. Ltd. (“Mediglen”) as a business combination.

Mediglen is a retail pharmacy, located in Coquitlam, BC, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Mediglen compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $1.8 million and 54,936 common shares of the Company with a fair value of $0.2 million.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $1.2 million, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Mediglen contributed $0.9 million of revenue and less than $0.1 million to income before income taxes during the nine-month period ended June 30,2024.

Acquisition of Vaughan Endoscopy Clinic Inc.

On February 29, 2024, the Company acquired the shares Vaughan Endoscopy Clinic Inc. (“VEC”) as a business combination.

VEC is a medical clinic, located in Vaughan, ON, that offers patients endoscopy and other health related services. The acquisition of VEC compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of total consideration of $0.2 million.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $0.1 million, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, VEC contributed $0.2 million of revenue and less than $0.01 million to income before income taxes during the nine-month period ended June 30, 2024.

4. Business Combinations

Acquisition of pharmacies

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year-ended September 30, 2024:

	Elora Apothecary Ltd.	Trailside Pharmacy Ltd.	0864009 B.C. Ltd.	Vaughan Endoscopy Clinic Inc.	Total - $
Total consideration transferred:
Cash consideration	1,559	741	2,395	-	4,695
Share consideration	150	150	250	-	550
Liabilities assumed	-	-	-	250	250
Total consideration	1,709	891	2,645	250	5,495
Assets
Cash	1	1	-	3	5
Accounts receivable	74	43	33	2	152
Inventories	139	91	84	-	314
Prepaid and other assets	14	21	227	37	299
Property and equipment	7	108	-	36	151
Right-of-use assets	98	810	140	515	1,563
Intangible assets (1)	793	265	1,132	-	2,190
Liabilities
Trade and other payables	(176)	(101)	(174)	(3)	(454)
Deferred tax liability	(205)	-	(292)	-	(497)
Lease liabilities	(98)	(810)	(140)	(515)	(1,563)
Net assets assumed	647	428	1,010	75	2,160

Goodwill	1,062	463	1,635	175	3,335

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

Acquisition of Elora Apothecary Ltd.

On October 6, 2023, the Company acquired the shares of Elora Apothecary Ltd. (“Elora”) as a business combination.

Elora is a retail pharmacy, located in Elora, ON, that provides customers with adequate prescription medications and other health related products and services.

The total purchase price consisted of cash consideration of $1,559 and 18,750 common shares of the Company with an agreed value of $150.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $1,062, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Elora contributed $1,658 of revenue and $(189) loss before income taxes during the year ended September 30, 2024.

If the acquisition had taken place at the beginning of the period, revenue would have been $1,684 and loss before income taxes would have been $(188).

Acquisition of Trailside Pharmacy Ltd.

On October 6, 2023, the Company acquired the shares of Trailside Pharmacy Ltd. (“Trailside”) as a business combination.

Trailside is a retail pharmacy located in Fergus, ON, that provides customers with adequate prescription medications and other health related products and services.

The total purchase price consisted of cash consideration of $741 and 18,750 common shares of the Company with an agreed value of $150.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $463, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

From the date of acquisition, Trailside contributed $1,547 of revenue and $(339) loss before income taxes during the year ended September 30, 2024.

If the acquisition had taken place at the beginning of the period, revenue would have been $1,562 and loss before income taxes would have been $(340).

The assets of Elora and Trailside were subsequently sold on August 31, 2024 for a total sale price of $1.8 million plus inventory, resulting in a loss of $543 which is included in other expenses on the consolidated statement of operations.

Acquisition of 0864009 B.C. Ltd.

On October 16, the Company acquired the shares 0864009 B.C. Ltd. (“Mediglen”) as a business combination.

Mediglen is a retail pharmacy, located in Coquitlam, BC, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Mediglen compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $2,395 and 31,250 common shares of the Company with an agreed value of $250.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $1,635, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Mediglen contributed $1,465 of revenue and $(121) loss before income taxes during the year ended September 30 ,2024.

If the acquisition had taken place at the beginning of the period, revenue would have been $1,520 and loss before income taxes would have been $(152).

Acquisition of Vaughan Endoscopy Clinic Inc.

On February 29, 2024, the Company acquired the shares Vaughan Endoscopy Clinic Inc. (“VEC”) as a business combination.

VEC is a medical clinic, located in Vaughan, ON, that offers patients endoscopy and other health related services. The acquisition of VEC compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of total consideration of $250.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $175, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, VEC contributed $473 of revenue and a loss of $(118) before income taxes during the year ended September 30, 2024.

If the acquisition had taken place at the beginning of the period, revenue would have been $540 and income before income taxes would have been a loss of $(118).

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

The following table summarizes the fair value of the assets and liabilities acquired in business combinations for the year ended September 30, 2023:

	Pier Health Resource Centre Ltd.	S. Parsons Pharmacy Ltd.	Greg’s Drugs Ltd.	1907248 Alberta Ltd.	Clearbrook & Garden Park Pharmacy	Niagara Community Pharmacy Ltd.	Total - $
Total consideration transferred:
Cash consideration	7,262	3,608	2,074	1,067	3,044	1,257	18,312
Share consideration	300	300	-	-	400	300	1,300
Assumed debt	-	-	-	-	-	4,186	4,186
Total consideration	7,562	3,908	2,074	1,067	3,444	5,743	23,798
Assets
Cash	37	87	26	-	1	258	409
Accounts receivable	87	125	81	-	-	414	707
Inventories	169	84	243	58	126	527	1,207
Prepaid and other assets	36	40	17	5	17	3	118
Property and equipment	136	16	9	9	150	1,816	2,136
Right-of-use assets	667	61	298	95	194	1,792	3,107
Intangible assets (1)	3,262	2,104	865	210	1,454	1,653	9,548
Liabilities
Trade and other payables	(178)	(227)	(4)	-	-	(841)	(1,250)
Income tax payable	(23)	-	(18)	-	-	-	(41)
Lease liabilities	(667)	(61)	(298)	(95)	(194)	(1,792)	(3,107)
Deferred tax liabilities	(890)	(483)	(196)	-	-	(438)	(2,007)
Net assets assumed	2,636	1,746	1,023	282	1,748	3,392	10,827

Goodwill	4,926	2,162	1,051	785	1,696	2,351	12,971

(1)	Intangible assets primarily consist of the customer list acquired in the business combination.

Acquisition of Greg’s Drugs Ltd.

On March 14, 2023, the Company acquired 100% of the issued and outstanding common shares of Greg’s Drugs Ltd. (“Greg”) as a business combination.

Greg is a retail pharmacy, located in Medicine Hat, AB, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Greg compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $2,074.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $1,051, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Greg contributed $1,199 of revenue and $(66) to loss before income taxes during the year ended September 30, 2023.

The Company expensed $28 of acquisition-related costs for the year ended September 30, 2023, related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $2,197 and income before income taxes would have been $138.

Acquisition of 1907248 Alberta Ltd.

On January 13, 2023, the Company, under its wholly owned subsidiary SRX 101 Inc., acquired the assets of 1907248 Alberta Ltd. (“101”) as a business combination.

101 is a retail pharmacy located in Calgary, AB, that provides customers with adequate prescription medications and other health related products and services. The acquisition of 101 compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $1,067.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $785, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

From the date of acquisition, 101 contributed $900 of revenue and $(72) to loss before income taxes during the year ended September 30, 2023.

The Company expensed $77 of acquisition-related costs for year ended September 30, 2023 related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $1,215 and loss before income taxes would have been $(100).

Acquisition of Pier Health Resource Centre Ltd.

On December 23, 2022, the Company acquired 100% of the issued and outstanding common shares of Pier Health Resource Centre Ltd. (“Pier”) as a business combination.

Pier is a retail pharmacy, located in Vancouver, BC, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Pier compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $7,262 and 37,500 common shares of the Company with an agreed value of $300.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $4,926, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Pier contributed $5,408 of revenue and $106 to income before income taxes during the year ended September 30,2023.

The Company expensed $67 of acquisition-related costs for the year ended September 30, 2023 related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $6,433 and income before income taxes would have been $343.

Acquisition of S. Parsons Pharmacy Ltd.

On December 22, 2022, the Company acquired 100% of the issued and outstanding common shares of S. Parsons Pharmacy Ltd. (“Parsons”) as a business combination.

Parsons is a retail pharmacy located in Red Deer, AB, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Parsons compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $3,608 and 37,500 common shares of the Company with an agreed value of $300.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $2,162, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Parsons contributed $2,413 of revenue and $458 to income before income taxes during the year ended September 30, 2023.

The Company expensed $45 of acquisition-related costs for the year ended September 30, 2023, related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $3,181 and income before income taxes would have been $652.

Acquisition of Clearbrook Pharmacy (1987) and Garden Park Pharmacy Ltd.

On June 09, 2023, the Company acquired the assets of Clearbrook Pharmacy (1987) Ltd. and Garden Park Pharmacy (“Abbotsford”) as a business combination.

Abbotsford are retail pharmacies located in Abbotsford, BC, that provide customers with adequate prescription medications and other health related products and services. The acquisition of the Abbotsford pharmacies compliment and is in line with the Company’s growth strategy.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

The total purchase price consisted of cash consideration of $3,044 and 50,000 common shares of the Company with an agreed value of $400.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $1,696, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Abbotsford contributed $561 of revenue and ($68) to loss before income taxes during the year ended September 30, 2023.

The Company expensed $11 of acquisition-related costs for the year ended September 30, 2023, related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $1,329 and income before income taxes would have been $126.

Acquisition of Niagara Community Pharmacy Ltd.

On June 26, 2023, the Company acquired the assets of Niagara Community Pharmacy Ltd. (“Niagara”) as a business combination.

Niagara is a retail pharmacy located in Niagara, ON, that provides customers with adequate prescription medications and other health related products and services. The acquisition of Niagara compliments and is in line with the Company’s growth strategy.

The total purchase price consisted of cash consideration of $1,257, assumed debt of $4,186 and 37,500 common shares of the Company with an agreed value of $300.

The excess of the purchase price over the net identifiable assets acquired and the liabilities assumed resulted in goodwill of $2,351, which is largely attributable to the assembled workforce acquired and the synergies from combining operations. Goodwill will not be deductible for tax purposes.

From the date of acquisition, Niagara contributed $2,196 of revenue and $(104) to income before income taxes during the year ended September 30, 2023.

The Company expensed $14 of acquisition-related costs for the year ended September 30, 2023, related to this transaction. These costs have been classified as general and administrative costs on the consolidated statements of operations.

If the acquisition had taken place at the beginning of the year, revenue would have been $7,700 and income before income taxes would have been $149.

The acquisitions completed during the year ended September 30, 2024, contributed approximately $5,145 to consolidated revenue and ($768) to net loss. On an unaudited pro forma basis, as if these acquisitions had occurred on October 1, 2023, consolidated revenue and net loss for the year ended September 30, 2024, would have been approximately $5,305 and ($799), respectively.

The acquisitions completed during the year ended September 30, 2023, contributed approximately $12,677 to consolidated revenue and $254 to net income. On an unaudited pro forma basis, as if these acquisitions had occurred on October 1, 2022, consolidated revenue and net income for the year ended September 30, 2023, would have been approximately $22,055 and $1,308, respectively.